UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele Investment Counsel, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number: 28-4511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Steele
Title:    Managing Partner
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ Michael B. Steele     Columbus, Ohio     November 12, 2002



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 38
Form 13F Information Table Value Total: 64,617,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC                          COM              001055102     2894 94302.000SH       SOLE                                  94302.000
Alberto Culver                 COM              013068101     1575 32120.000SH       SOLE                                  32120.000
Ambac Financial Group          COM              023139108     1291 23955.000SH       SOLE                                  23955.000
Amer Int'l Group               COM              026874107     1714 31343.000SH       SOLE                                  31343.000
American Express               COM              025816109     1282 41129.000SH       SOLE                                  41129.000
Automatic Data                 COM              053015103     2304 66254.000SH       SOLE                                  66254.000
BISYS Group                    COM              055472104     1022 61190.000SH       SOLE                                  61190.000
Bank One                       COM              06423A103     2942 78665.000SH       SOLE                                  78665.000
Barr Labs                      COM              068306109     1490 23918.000SH       SOLE                                  23918.000
Beckman Coulter                COM              075811110     1380 35655.000SH       SOLE                                  35655.000
Biomet                         COM              090613100     1387 52082.000SH       SOLE                                  52082.000
Cardinal Health                COM              14149Y108     2723 43774.000SH       SOLE                                  43774.000
Coca-Cola                      COM              191216100     1580 32949.000SH       SOLE                                  32949.000
Concord EFS                    COM              206197105      970 61113.000SH       SOLE                                  61113.000
DENTSPLY Int'l                 COM              249030107     1463 36420.000SH       SOLE                                  36420.000
Dial Corp.                     COM              25247d101     1554 72410.000SH       SOLE                                  72410.000
DuPont                         COM              263534109     1410 39094.000SH       SOLE                                  39094.000
Family Dollar                  COM              307000109     1443 53700.000SH       SOLE                                  53700.000
Fastenal                       COM              311900104     2494 78960.000SH       SOLE                                  78960.000
First Data Corp                COM              319963104     1238 44297.000SH       SOLE                                  44297.000
Freds Inc                      COM              356108100     1622 54320.000SH       SOLE                                  54320.000
Graco, Inc.                    COM              384109104     1316 53050.000SH       SOLE                                  53050.000
Home Depot                     COM              437076102     1238 47434.000SH       SOLE                                  47434.000
Huntington Bncshrs             COM              446150104     1883 103532.000SH      SOLE                                 103532.000
Intel                          COM              485140100     1339 96393.000SH       SOLE                                  96393.000
Johnson & Johnson              COM              478160104     1769 32704.809SH       SOLE                                  32704.809
Keycorp                        COM              493267108     1613 64608.000SH       SOLE                                  64608.000
Lexmark Int'l Gp A             COM              529771107     1996 42472.000SH       SOLE                                  42472.000
Lowe's Companies               COM              548661107     1999 48295.000SH       SOLE                                  48295.000
Patterson Dental               COM              703412106     2087 40786.000SH       SOLE                                  40786.000
Paychex                        COM              704326107     1973 81305.000SH       SOLE                                  81305.000
Procter & Gamble               COM              742718109     2469 27627.000SH       SOLE                                  27627.000
SEI Investments                COM              784117103     1198 50170.000SH       SOLE                                  50170.000
Stryker Corp                   COM              863667101     1975 34282.000SH       SOLE                                  34282.000
Target Corp                    COM              87612e106     1443 48880.000SH       SOLE                                  48880.000
United Tech                    COM              913017109     1343 23770.000SH       SOLE                                  23770.000
Wachovia                       COM              929903102     1465 44827.000SH       SOLE                                  44827.000
Wal-Mart                       COM              931142103     1731 35151.000SH       SOLE                                  35151.000